Income Tax Expense	12 Months Ended
Jun. 30, 2026
Income Tax Expense [Abstract]
Income tax expense
21.	Income tax expense

The major components of income tax expense recognized in profit or loss for the years ended June 30, 2024, 2025 and 2026 were:

	June 30, 2024	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	RM	USD
Current income tax
Current year’s provision	-	-	-	-

Deferred taxation
Current year (Note 15)	167,356	46,604	(20,986)	(5,141)
	167,356	46,604	(20,986)	(5,141)

Relationship between tax expense and accounting profit/(loss)

Domestic income tax is calculated at 24% (2025: 24%) of the estimated assessable profits for the financial years. Taxation for other jurisdictions is calculated at the rates prevailing in the relevant jurisdictions.

A reconciliation between tax expense and the product of accounting profit/(loss) multiplied by Malaysia income tax rate for the financial years ended June 30, 2024, 2025 and 2026 were as follows:

	June 30, 2024	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	RM	USD
Loss before income tax	(1,832,106)	(4,887,093)	(7,626,369)	(1,868,292)

Tax calculated at tax rate of 24% (2025: 24%)	(439,705)	(1,172,902)	(1,830,329)	(448,390)

Effects of:
Expenses not deductible for tax purposes	559,498	385,816	470,571	115,280
Income not subject to tax	(410,846)	(495,413)	(330,278)	(80,911)
Deferred tax assets not recognized	484,240	524,160	381,840	93,542
Expenses incurred in tax-free jurisdictions	-	661,811	1,304,041	319,461
Others	(25,831)	143,132	(16,831)	(4,123)
	167,356	46,604	(20,986)	(5,141)

Deferred income tax assets are recognized for tax losses and capital allowances carried forward to the extent that realization of the related tax benefits through future taxable profits is probable. The Company has unabsorbed tax losses of approximately RM4,881,000 (2025: RM 3,273,000) and capital allowances of approximately RM 3,371,000 (2025: RM 2,554,000) at the reporting date which can be carried forward and used to offset against future taxable income subject to meeting certain statutory requirements.

The unabsorbed business losses are to be carried forward for 10 consecutive years of assessment. Unabsorbed capital allowances have no expiry date. Deferred tax assets have not been recognized in respect of the tax losses and capital allowances due to uncertainty in the availability of future taxable profit against which the Company can utilize these tax benefits.

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company and its subsidiary, TEM SP Limited and Linkers Asia Pacific Limited are not subject to any income tax.